BASIC AND DILUTED NET LOSS PER SHARE (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Numerator:
Net income	$ 11,903	$ 7,843	$ 3,977
Denominator:
Denominator for basic earnings per share - weighted average number of ordinary shares, net of treasury stock	30,090,082	29,213,729
Effect of dilutive securities:
Employee stock options, warrants and RSUs	1,537,110	1,523,094
Denominator for diluted earnings per share - adjusted weighted average number of shares	31,627,192	30,736,823